OTHER ASSETS (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER ASSETS
Prepaid expenses, current portion	€ 369	€ 447
Other assets, current portion	€ 369	€ 447